Property and Equipment, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Other Depreciation and Amortization	$ 310,845	$ 299,959	$ 272,458
Amortization	$ 1,140,727	$ 652,245	$ 370,807